UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Australia: 2.4%
362,121		BHP Billiton Ltd.	$6,767,976	2.4

		China: 3.5%
95,600		China Mobile Ltd-SPON ADR	5,228,364	1.9
3,278,000		China Railway Construction Corp. Ltd.	4,652,138	1.6
			9,880,502	3.5

		Denmark: 1.1%
2,352		AP Moller - Maersk A/S - Class B	3,107,026	1.1

		France: 6.7%
39,154		Air Liquide SA	3,989,454	1.4
136,791	@	Alstom SA	3,700,213	1.3
262,527		Orange SA	3,823,004	1.4
56,981		Schneider Electric SE	3,782,209	1.3
269,318		Suez	3,754,764	1.3
			19,049,644	6.7

		Germany: 5.7%
59,585		BASF SE	5,148,737	1.8
214,472		Deutsche Telekom AG	3,375,205	1.2
67,585		Siemens AG	7,618,437	2.7
			16,142,379	5.7

		India: 3.2%
175,201		Larsen & Toubro Ltd.	3,531,232	1.3
1,959,337		Power Grid Corp. of India Ltd.	5,486,198	1.9
			9,017,430	3.2

		Indonesia: 1.2%
2,164,100		United Tractors Tbk PT	3,345,288	1.2

		Italy: 1.6%
1,151,086		Enel S.p.A.	4,647,697	1.6

		Japan: 12.0%
781,000		Hitachi Ltd.	4,247,949	1.5
245,500		LIXIL Group Corp.	5,523,804	1.9
281,700		JSR Corp.	4,116,692	1.5
257,000		Komatsu Ltd.	6,045,623	2.1
194,000		Mitsubishi Corp.	4,244,518	1.5
126,200		NTT DoCoMo, Inc.	2,889,571	1.0
65,900		Shin-Etsu Chemical Co., Ltd.	4,939,124	1.7
201,800		Sumco Corp.	2,266,299	0.8
			34,273,580	12.0

		Netherlands: 5.2%
88,067		Airbus Group SE	5,615,187	2.0
54,495		Koninklijke DSM NV	3,308,765	1.2
134,846		Koninklijke Philips NV	3,870,843	1.3
85,938	#,@	Philips Lighting NV	1,967,358	0.7
			14,762,153	5.2

		South Korea: 1.0%
14,870		SK Telecom Co., Ltd.	2,869,269	1.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.1%
188,366	Gas Natural SDG S.A.	3,219,212	1.1

	Sweden: 2.3%
179,749	SKF AB - B Shares	3,234,350	1.1
313,251	Volvo AB - B Shares	3,349,464	1.2
		6,583,814	2.3

	Taiwan: 1.4%
135,413	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,020,412	1.4

	United Kingdom: 1.1%
373,604	CNH Industrial NV	3,185,395	1.1

	United States: 50.4%
14,489	Acuity Brands, Inc.	3,642,679	1.3
2,370	@ AdvanSix, Inc.	44,319	0.0
61,860	Albemarle Corp.	5,430,071	1.9
51,130	American Electric Power Co., Inc.	3,019,226	1.1
130,288	AT&T, Inc.	5,033,025	1.8
43,014	Cummins, Inc.	6,098,525	2.1
52,220	Deere & Co.	5,232,444	1.8
110,711	Dow Chemical Co.	6,168,817	2.2
38,370	DTE Energy Co.	3,571,863	1.3
161,221	Exelon Corp.	5,241,295	1.8
50,148	General Dynamics Corp.	8,793,452	3.1
245,332	General Electric Co.	7,546,412	2.7
59,256	Honeywell International, Inc.	6,751,629	2.4
53,049	JB Hunt Transport Services, Inc.	5,059,283	1.8
28,906	L-3 Communications Holdings, Inc.	4,560,500	1.6
69,295	Lincoln Electric Holdings, Inc.	5,440,350	1.9
19,700	Lockheed Martin Corp.	5,225,425	1.8
46,584	NextEra Energy, Inc.	5,321,290	1.9
58,988	Nucor Corp.	3,668,464	1.3
83,899	PG&E Corp.	4,933,261	1.7
62,706	Packaging Corp. of America	5,314,961	1.9
31,084	Parker Hannifin Corp.	4,318,500	1.5
132,238	Plains GP Holdings L.P.	4,649,488	1.6
31,503	Roper Technologies, Inc.	5,705,508	2.0
44,360	Schlumberger Ltd.	3,728,458	1.3
21,920	Snap-On, Inc.	3,665,024	1.3
129,414	Steel Dynamics, Inc.	4,591,609	1.6
74,701	Valero Energy Corp.	4,598,594	1.6
47,915	Vulcan Materials Co.	6,020,520	2.1
		143,374,992	50.4

	Total Common Stock
	(Cost $250,460,815)	284,246,769	99.9

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
1,708,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $1,708,000)	1,708,000	0.6

	Total Short-Term Investments
	(Cost $1,708,000)	1,708,000	0.6

	Total Investments in Securities (Cost $252,168,815)	$285,954,769	100.5
	Liabilities in Excess of Other Assets	(1,509,742)	(0.0)
	Net Assets	$284,445,027	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $252,972,530.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,982,009
Gross Unrealized Depreciation	(12,999,770)

Net Unrealized Appreciation	$32,982,239

Industry Diversification	Percentage of Net Assets
Machinery	13.8%
Chemicals	11.7
Aerospace & Defense	9.3
Electric Utilities	7.2
Industrial Conglomerates	6.7
Electrical Equipment	6.6
Diversified Telecommunication Services	4.4
Industrials	4.2
Building Materials	4.0
Metals & Mining	4.0
Multi-Utilities	3.0
Construction & Engineering	2.9
Wireless Telecommunication Services	2.9
Paper Packaging	1.9
Road & Rail	1.8
Pipelines	1.6
Oil & Gas Refining & Marketing	1.6
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.5
Information Technology	1.4
Oil & Gas Equipment & Services	1.3
Materials	1.3
Electric	1.3
Gas Utilities	1.1
Utilities	1.1
Telecommunication Services	1.0
Semiconductors	0.8
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,767,976	$–	$6,767,976
China	5,228,364	4,652,138	–	9,880,502
Denmark	–	3,107,026	–	3,107,026
France	–	19,049,644	–	19,049,644
Germany	–	16,142,379	–	16,142,379
India	–	9,017,430	–	9,017,430
Indonesia	–	3,345,288	–	3,345,288
Italy	–	4,647,697	–	4,647,697
Japan	–	34,273,580	–	34,273,580
Netherlands	1,967,358	12,794,795	–	14,762,153
South Korea	–	2,869,269	–	2,869,269
Spain	–	3,219,212	–	3,219,212
Sweden	–	6,583,814	–	6,583,814
Taiwan	4,020,412	–	–	4,020,412
United Kingdom	–	3,185,395	–	3,185,395
United States	143,374,992	–	–	143,374,992
Total Common Stock	154,591,126	129,655,643	–	284,246,769
Short-Term Investments	1,708,000	–	–	1,708,000
Total Investments, at fair value	$156,299,126	$129,655,643	$–	$285,954,769
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,003,096)	$–	$(2,003,096)
Total Liabilities	$–	$(2,003,096)	$–	$(2,003,096)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2016, the following over-the-counter written options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
591,324	Morgan Stanley & Co. International PLC	Call on Industrial Select Sector SPDR® Fund	61.320	USD	12/15/16	$558,404	$(783,470)
689,897	UBS AG	Call on iShares MSCI EAFE ETF	56.820	USD	12/15/16	533,153	(486,050)
225,612	Morgan Stanley & Co. International PLC	Call on iShares MSCI Emerging Markets ETF	34.750	USD	12/15/16	175,616	(238,810)
303,782	Morgan Stanley & Co. International PLC	Call on Materials Select Sector SPDR® Fund	48.390	USD	12/15/16	254,310	(494,766)
		Total Written OTC Options				$1,521,483	$(2,003,096)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$2,003,096
Total Liability Derivatives		$2,003,096

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	Morgan Stanley & Co. International PLC	UBS AG	Totals
Liabilities:
Written options	$1,517,046	$486,050	$2,003,096
Total Liabilities	$1,517,046	$486,050	$2,003,096

Net OTC derivative instruments by counterparty, at fair value	$(1,517,046)	$(486,050)	(2,003,096)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,517,046)	$(486,050)	$(2,003,096)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017